2. LOANS: Schedule of Net Balance In each segment in the portfolio based on payment activity (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Net Balance In each segment in the portfolio based on payment activity

	Payment Performance – Net Balance by Origination Year
	2021 (1)	2020	2019	2018	2017	Prior	Total Net Balance
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Live Checks:
Performing	$99,457	$11,966	$2,145	$234	$28	$-	$113,830
Nonperforming	5,216	951	79	5	3	-	6,254
	$104,673	$12,917	$2,224	$239	$31	$-	$120,084
Premier Loans:
Performing	$72,754	$21,215	$7,311	$1,992	$272	$-	$103,545
Nonperforming	1,082	797	291	77	7	-	2,254
	$73,836	$22,012	$7,602	$2,069	$279	$-	$105,798
Other Consumer Loans:
Performing	$497,684	$88,604	$24,469	$6,685	$1,278	$184	$618,904
Nonperforming	17,073	5,728	1,799	546	63	21	25,230
	$514,757	$94,332	$26,268	$7,231	$1,341	$205	$644,134
Real Estate Loans:
Performing	$18,061	$7,857	$6,728	$4,941	$2,838	$3,230	$43,655
Nonperforming	245	208	335	199	99	200	1,286
	$18,306	$8,065	$7,063	$5,140	$2,937	$3,430	$44,941
Sales Finance Contracts:
Performing	$66,092	$36,807	$9,338	$2,099	$222	$34	$114,592
Nonperforming	1,208	1,746	402	156	17	4	3,533
	$67,300	$38,553	$9,740	$2,255	$239	$38	$118,125